UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM N-Q
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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)
________

J. Garrett Stevens
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
(Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: December 31, 2016

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments

YieldShares
Schedule of Investments ● High Income ETF

March 31, 2016 (Unaudited)

Description	Shares	Fair Value

CLOSED-END FUNDS — 99.8%
Asset Allocation — 12.4%
Calamos Global Dynamic Income Fund	464,455	$3,265,119
Clough Global Opportunities Fund	299,582	2,869,995
GAMCO Global Gold Natural Resources & Income Trust	670,279	3,780,374
		9,915,488
Equity — 24.4%
Alpine Global Premier Properties Fund	581,014	3,247,868
Alpine Total Dynamic Dividend Fund	429,422	3,220,665
BlackRock International Growth and Income Trust	312,182	1,848,118
Eaton Vance Tax-Managed Diversified Equity Income Fund	96,672	1,031,490
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	381,962	3,353,627
Royce Value Trust	288,737	3,381,110
Voya Global Equity Dividend and Premium Opportunity Fund	481,324	3,412,587
		19,495,465
Fixed Income — 63.0%
Aberdeen Asia-Pacific Income Fund	723,060	3,615,300
AllianceBernstein Global High Income Fund	110,044	1,283,113
AllianzGI Convertible & Income Fund	579,904	3,212,668
BlackRock Corporate High Yield Fund	175,618	1,750,911
BlackRock Multi-Sector Income Trust	98,071	1,550,503
Blackstone/GSO Strategic Credit Fund	163,516	2,228,723
DoubleLine Income Solutions Fund	199,748	3,357,764
Eaton Vance Limited Duration Income Fund	260,974	3,439,637
First Trust Intermediate Duration Preferred & Income Fund	64,552	1,455,648
Invesco Dynamic Credit Opportunities Fund	83,002	892,272
Morgan Stanley Emerging Markets Domestic Debt Fund	489,119	3,736,869
Nuveen Preferred Income Opportunities Fund	76,530	716,321
PIMCO Corporate & Income Opportunity Fund	212,315	2,893,853
PIMCO Dynamic Credit Income Fund	182,664	3,185,660
Prudential Global Short Duration High Yield Fund	233,377	3,472,650
Prudential Short Duration High Yield Fund	161,142	2,481,587
Wells Fargo Income Opportunities Fund	338,063	2,559,137
Wells Fargo Multi-Sector Income Fund	178,619	2,182,724
Western Asset Emerging Markets Debt Fund	239,120	3,472,022
Western Asset High Income Fund II	422,031	2,789,625
		50,276,987
Total Closed-End Funds
(Cost $92,327,855)		79,687,940

Description		Fair Value
Total Investments - 99.8%
(Cost $92,327,855)†		$79,687,940

Percentages are based on Net Assets of $79,863,930.

As of March 31, 2016, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended March 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended March 31, 2016, there were no Level 3 investments.

†	At March 31, 2016, the tax basis cost of the Fund’s investments was $92,327,855, and the unrealized appreciation and depreciation were $111,500 and $(12,751,415), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

YYY-QH-001-0600

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 25, 2016

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: May 25, 2016